UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   Dec 31, 2012
                                                -------------------
Check here if Amendment [ X ]; Amendment Number:01
                                                ---
This Amendment (Check only one.):
   [ X ]  is a restatement.
   [   ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMATION TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separately filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
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Address:   Mejirodai Bldg., 3-29-20, Mejirodai, Bunkyo-ku,
          ------------------------------------------------
           Tokyo , 112 - 8688, Japan
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Form 13F File Number:  28-13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Yuji Uchida
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Title:    Deputy General Manager of Corporate Planning Division
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Phone:    81-3-6742-1100
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Signature, Place, and Date of Signing:

/s/ Yuji Uchida,   Tokyo, Japan  May 9, 2013

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
     -----                 --------------------------------------------------
 28- 14928                 Mitsubishi UFJ Morgan Stanley Securities Co., Ltd.
     -----                 --------------------------------------------------
 28- 15100                 Mitsubishi UFJ Securities (USA), Inc
     -----                 --------------------------------------------------

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     15
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Form 13F Information Table Value Total:   44,443
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                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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
                          FORM 13F INFORMATION TABLE

---------------------------- ------------------ --------- ---------- -------------------- --------- ------- ----------------------
COLUMN1                      COLUMN2            COLUMN3   COLUMN4    COLUMN5              COLUMN6   COLUMN7      COLUMN8
---------------------------- ------------------ --------- ---------- ----------- --- ---- --------- ------- ----------------------
NAME OF                      TITLE                        VALUE      SHRS OR     SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
ISSUER                       OF CLASS           CUSIP     (x$1000)   PRN AMT     PRM CALL DSCRETN   MANAGERS SOLE      SHARED NONE
---------------------------- ------------------ --------- ---------- ----------- --- ---- --------- ------- ----------------------
APPLE INC                    COM                037833100 14,523     28,500      SH       DEFINED   01      28,500      0    0
BANK OF AMERICA CORPORATION  COM                060505104 3,976      350,000     SH       DEFINED   01      350,000     0    0
CHIMERA INVT CORP            COM                16934Q109 130        50,000      SH       DEFINED   01      50,000      0    0
CHINA DIGITAL TV HLDG CO LTD SPONSORED ADR      16938G107 1,321      772,320     SH       DEFINED   01      772,320     0    0
FREEPORT-MCMORAN COPPER & GO COM                35671D857 2,817      85,000      SH       DEFINED   01      85,000      0    0
GOOGLE INC                   COM                38259P508 1,400      2,000       SH       DEFINED   01      2,000       0    0
GROUPON INC                  COM                399473107 143        30,000      SH       DEFINED   01      30,000      0    0
MARATHON OIL CORP            COM                565849106 1,491      50,000      SH       DEFINED   01      50,000      0    0
NEOPHOTONICS CORP            COM                64051T100 941        172,276     SH       DEFINED   01      172,276     0    0
NIELSEN HOLDINGS N V         COM                N63218106 1,967      65,000      SH       DEFINED   01      65,000      0    0
PROSPECT CAPITAL CORPORATION COM                74348T102 1,704      160,000     SH       DEFINED   01      160,000     0    0
SILVER BAY RLTY TR CORP      COM                82735Q102 280        15,000      SH       DEFINED   01      15,000      0    0
SPDR S&P 500 ETF TR          TR UNIT            78462F103 6,217      44,400      SH       DEFINED   01      44,400      0    0
TIVO INC                     COM                888706108 858        70,000      SH       DEFINED   01      70,000      0    0
WILLIAMS COS INC             COM                969457100 6,676      210,000     SH       DEFINED   01      210,000     0    0
